Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 7 5/8% Senior Subordinated Notes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statement of Operations
Net operating revenues	$ 756,673	$ 741,086	$ 713,669	$ 750,193	$ 744,021	$ 718,441	$ 694,131	$ 698,749	$ 693,186	$ 1,506,628	$ 1,494,214	$ 2,948,969	$ 2,804,507	$ 2,390,290
Costs and expenses:
Cost of services	625,730			612,669						1,250,634	1,224,288	2,443,550	2,308,570	1,982,179
General and administrative	17,927			18,554						35,325	32,778	66,194	62,354	62,121
Bad debt expense	8,846			10,029						18,167	20,404	39,055	51,347	41,147
Depreciation and amortization	15,907			15,428						31,709	31,627	63,311	71,517	68,706
Total costs and expenses	668,410			656,680						1,335,835	1,309,097	2,612,110	2,493,788	2,154,153
Income (loss) from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Other income and expense:
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Equity in earnings of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Interest expense	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(81,232)	(84,472)
Interest income													322
Other income														632
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Income tax expense (benefit)	19,769			28,646						42,809	57,156	93,574	80,984	51,380
Net income	29,878			46,662						68,870	90,971	161,167	131,363	100,477
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	27,780	41,254	25,953	45,018	43,279	38,660	27,291	22,272	38,224	64,388	88,297	155,504	126,447	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax														8,914
Comprehensive income attributable to Select Medical Corporation												155,504	126,447	104,671
Select Medical Corporation (Parent Company Only)
Condensed Statement of Operations
Net operating revenues	207			13						310	97	123	121	107
Costs and expenses:
Cost of services	557			521						1,110	1,010	2,139	1,729	1,473
General and administrative	17,853			19,345						35,219	33,455	67,402	61,995	53,035
Depreciation and amortization	975			718						1,945	1,423	3,267	4,115	2,837
Total costs and expenses	19,385			20,584						38,274	35,888	72,808	67,839	57,345
Income (loss) from operations	(19,178)			(20,571)						(37,964)	(35,791)	(72,685)	(67,718)	(57,238)
Other income and expense:
Intercompany interest and royalty fees	(361)			(763)						(755)	(1,556)	(2,532)	(3,408)	(4,057)
Intercompany management fees	62,247			27,755						81,976	57,129	120,276	120,013	101,878
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Interest expense	(15,427)			(13,173)						(30,153)	(26,147)	(54,167)	(41,817)	(44,921)
Interest income													132
Other income														632
Income before income taxes	10,001			(6,752)						(4,684)	(6,365)	(15,172)	(13,183)	(3,706)
Income tax expense (benefit)	6,555			2,211						1,912	1,976	(8,206)	(12,821)	(7,097)
Equity in earnings of subsidiaries	24,334			53,981						70,984	96,638	162,470	126,809	92,366
Net income	27,780			45,018						64,388	88,297	155,504	126,447	95,757
Net income attributable to Select Medical Corporation	27,780			45,018						64,388	88,297	155,504	126,447	95,757
Other comprehensive income:
Unrealized gain on interest rate swap, net of tax														8,914
Comprehensive income attributable to Select Medical Corporation														104,671
Subsidiary Guarantors
Condensed Statement of Operations
Net operating revenues	652,745			649,628						1,296,182	1,293,953	2,549,896	2,436,177	2,060,001
Costs and expenses:
Cost of services	537,048			527,479						1,073,295	1,052,944	2,099,734	1,996,671	1,703,096
General and administrative	74			(791)						106	(677)	(1,208)	359	9,086
Bad debt expense	7,099			8,832						14,922	17,674	33,595	44,300	34,267
Depreciation and amortization	12,522			12,410						25,025	25,580	50,734	58,064	57,267
Total costs and expenses	556,743			547,930						1,113,348	1,095,521	2,182,855	2,099,394	1,803,716
Income (loss) from operations	96,002			101,698						182,834	198,432	367,041	336,783	256,285
Other income and expense:
Intercompany interest and royalty fees	355			754						741	1,539	2,494	3,382	4,026
Intercompany management fees	(57,217)			(23,159)						(72,619)	(48,242)	(102,096)	(102,970)	(86,451)
Equity in earnings of unconsolidated subsidiaries	546			2,739						1,571	5,194	7,637	2,870	(440)
Interest expense	(5,447)			(6,712)						(10,769)	(13,910)	(25,348)	(34,612)	(34,965)
Interest income													122
Income before income taxes	34,239			75,320						101,758	143,013	249,728	205,575	138,455
Income tax expense (benefit)	13,018			26,377						40,682	54,904	101,795	92,561	56,271
Equity in earnings of subsidiaries	3,439			5,612						10,121	9,111	15,639	13,406	10,647
Net income	24,660			54,555						71,197	97,220	163,572	126,420	92,831
Net income attributable to Select Medical Corporation	24,660			54,555						71,197	97,220	163,572	126,420	92,831
Other comprehensive income:
Comprehensive income attributable to Select Medical Corporation														92,831
Non-Guarantor Subsidiaries
Condensed Statement of Operations
Net operating revenues	103,721			100,552						210,136	200,164	398,950	368,209	330,182
Costs and expenses:
Cost of services	88,125			84,669						176,229	170,334	341,677	310,170	277,610
Bad debt expense	1,747			1,197						3,245	2,730	5,460	7,047	6,880
Depreciation and amortization	2,410			2,300						4,739	4,624	9,310	9,338	8,602
Total costs and expenses	92,282			88,166						184,213	177,688	356,447	326,555	293,092
Income (loss) from operations	11,439			12,386						25,923	22,476	42,503	41,654	37,090
Other income and expense:
Intercompany interest and royalty fees	6			9						14	17	38	26	31
Intercompany management fees	(5,030)			(4,596)						(9,357)	(8,887)	(18,180)	(17,043)	(15,427)
Equity in earnings of unconsolidated subsidiaries	22			13						55	23	68	53
Interest expense	(1,030)			(1,072)						(2,030)	(2,150)	(4,244)	(4,803)	(4,586)
Interest income													68
Income before income taxes	5,407			6,740						14,605	11,479	20,185	19,955	17,108
Income tax expense (benefit)	196			58						215	276	(15)	1,244	2,206
Net income	5,211			6,682						14,390	11,203	20,200	18,711	14,902
Less: Net income attributable to non-controlling interests	2,098			1,644						4,482	2,674	5,663	4,916	4,720
Net income attributable to Select Medical Corporation	3,113			5,038						9,908	8,529	14,537	13,795	10,182
Other comprehensive income:
Comprehensive income attributable to Select Medical Corporation														10,182
Eliminations
Other income and expense:
Equity in earnings of subsidiaries	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Net income	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Net income attributable to Select Medical Corporation	(27,773)			(59,593)						(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Other comprehensive income:
Comprehensive income attributable to Select Medical Corporation														$ (103,013)